Subsequent Events (Details Narrative) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	Jan. 31, 2021	Nov. 30, 2020	Jun. 30, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 23, 2020
Convertible debentures, description							The Debentures mature in January 2022 on the one year anniversary, subject to a six-month extension at the Company’s option. The Debentures bear interest at 8% per annum payable quarterly, subject to an increase in case of an event of default as provided for therein. The Debentures are convertible into shares of the Company’s common stock (the “Common Stock”) at any time following the date of issuance at the Purchasers’ option at a conversion price of $1.60 per share, subject to certain adjustments. The Debentures are subject to mandatory conversion in the event the Company closes an equity offering of at least $5,000,000 resulting in the listing of the Common Stock on a national securities exchange. The Debentures rank senior to all existing and future indebtedness of the Company and its subsidiaries, except for approximately $95,000 of outstanding senior indebtedness. In addition, the Debentures rank pari-passu with, and amounts owing thereunder shall be paid concurrently with, payments owing pursuant to and in connection with that certain offering by the Company of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures due May 28, 2021 consummated in May and June 2020 in the aggregate principal amount of $2,953,125.
Issuance of shares							438,553
Cash paid for acquisition (in Dollars)					$ 249,983	$ 0
Stock Issued During Period, Value, Acquisitions (in Dollars)
Principal amount (in Dollars)									$ 250,000
Series D Preferred Stock
Issuance of shares			157,000				663,476
Number of Series D shares converted to common							53,078
Number of Series D shares cancelled							8,755
Issuance of common shares for Scouted acquisitions, (in Shares)
Stock Issued During Period, Value, Acquisitions (in Dollars)
Series E Preferred Stock
Issuance of common shares for Scouted acquisitions, (in Shares)				775,000
Stock Issued During Period, Value, Acquisitions (in Dollars)
Series F Preferred Stock
Issuance of shares							202,988
Number of Series F preferred converted to common							16,239
Issuance of common shares for Scouted acquisitions, (in Shares)
Stock Issued During Period, Value, Acquisitions (in Dollars)
Series D Warrant
Number of warrants cancelled							5,000
Subsequent Event
Purchase agreements, description	the Company agreed to sell to the Purchasers a total of (i) $2,799,000 in the aggregate principal amount of 12.5% Original Issue Discount Senior Subordinated Secured Convertible Debentures (the “Debentures”), and (ii) 1,749,375 common stock purchase warrants (the “Warrants”), which represents 100% warrant coverage. The Company received a total of $2,488,000 in gross proceeds from the offerings, taking into account the 12.5% original issue discount, before deducting offering expenses and commissions, including the placement agent’s commission of $241,270 (10% of the gross proceeds less $7,500 paid to its legal counsel) and fees related to the offering of the Debentures of approximately $90,500. The Company also agreed to issue to the placement agent, as additional compensation, 349,876 common stock purchase warrants exercisable at $2.00 per share (the “PA Warrants”). Joseph Gunnar & Co. LLC acted as placement agent for the offering of the Debentures.
Issuance of common shares for Scouted acquisitions, (in Shares)	514,666
Acquisition shares to be held in reserve	76,113
Cash paid for acquisition (in Dollars)	$ 180,000
Stock Issued During Period, Value, Acquisitions (in Dollars)	1,600,000
Intangible assets acquired (in Dollars)					$ 1,600,000
Subsequent Event | Paycheck Protection Program Loan
Loan amount forgiven (in Dollars)	$ 24,750
Restricted Stock | Subsequent Event
Issuance of common shares for Scouted acquisitions, (in Shares)	1,441,065
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value (in Dollars per share)	$ 2.80
Purchase Agreements
Warrants exercise period							3 years
Warrant exercise price (in Dollars per share)							$ 2.00
Principal amount, percentage							130.00%
Convertible Debt
Issuance of shares							107,337
Conversion of principal amount (in Dollars)							$ 171,137
Interest converted to shares (in Dollars)							$ 602
Convertible debt (in Dollars)		$ 250,000
Principal amount (in Dollars)		$ 283,984
Original issue discount		12.50%
Convertible Debt | Subsequent Event
Number of warrants	177,490